SHAREHOLDERS' EQUITY (DEFICIT) - Warrants (Details) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	29,026,000	29,026,000	29,026,000	29,026,000
Class of warrant or right, issued (in shares)			0
Number of warrants issued in the period (in shares)		0	0
Weighted average strike price of warrants (in dollars per share)	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Common Class A
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares)	1			1
Private Placement Warrant
Class of Warrant or Right [Line Items]
Class of warrant or right, issued (in shares)			15,226,000
Number of warrants issued in the period (in shares)	15,226,000
Price per warrant (USD per share)	$ 1			$ 1
Class of warrant or right, number of securities called by each warrant or right (in shares)	1			1
Weighted average strike price of warrants (in dollars per share)	$ 11.5			$ 11.5
Units
Class of Warrant or Right [Line Items]
Number of warrants issued in the period (in shares)	27,600,000			27,600,000
Price per warrant (USD per share)	$ 10			$ 10
Public Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		13,800,000
Class of warrant or right, issued (in shares)		13,800,000
Class of warrant or right, number of securities called by each warrant or right (in shares)	1			1
Weighted average strike price of warrants (in dollars per share)	$ 11.5			$ 11.5
Number of days after a business combination in which warrants become exercisable				30 days
Period after initial public offering in which warrants are exercisable				12 months
Expiration period after a business combination				5 years